Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Compensation, benefits and payroll taxes	$ 388,500	$ 310,775	$ 311,845
Other accrued expenses	382,645	94,871	160,561
Total accrued expenses and other current liabilities	$ 771,145	$ 405,646	$ 472,406